united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 7/31

Date of reporting period: 7/31/19

ITEM 1. REPORTS TO SHAREHOLDERS.

Anfield Universal Fixed Income ETF

AFIF

July 31, 2019

Annual Report

Advised by:
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660
RegentsParkFunds.com
1-866-866-4848

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.RegentsParkFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

September 2019

Annual Letter to Shareholders of the Anfield Capital Universal Fixed Income ETF (AFIF)

The Anfield Capital Universal Fixed Income ETF successfully launched on September 17, 2018. During its first fiscal year (partial) ended July 31st, 2019, the Fund endured a very volatile fixed income environment and a challenging early days’ performance run. Nevertheless, we are confident in the Fund’s current positioning going forward, and are encouraged by the results of strategy shifts designed to manage performance volatility.

Update on Performance

The Fund does not target the returns of broad bond market indices, but instead seeks competitive returns with lower risk and lower correlation over time. Over this short time period, the first fiscal year (partial) ended July 31st, 2019, the Bloomberg Barclays US Aggregate Bond Index returned 8.28%, the Bloomberg Barclays Intermediate US Aggregate Bond Index returned 6.87%, and the ICE BofAML US Dollar Libor 3 Month Constant Maturity Index returned 2.28%. Over this same period, the Fund returned 0.52%.

The Fund’s underperformance relative to these benchmarks is due primarily to the Fund’s interest rate positioning. On the back of a strong US economy and a very stable US consumer, we believed that interest rates were set to rise in 2019. Instead, since the Fund’s inception, there has been a momentum-driven duration rally. Trade tensions, slowing global growth, tepid global inflation, and perhaps most importantly, a 180-degree US Federal Reserve policy pivot, led investors to seek out longer -duration bonds in a flight-to-safety, despite the US economy remaining on solid footing.

According to data from the US Department of the Treasury, the yield on the 10-year Treasury note closed at 3.05% on September 17th, 2018, the Fund’s inception date. That same day, the yield on the 30-year Treasury note closed at 3.20%. At the end of the Fund’s fiscal year, the 10-year yield unexpectedly fell to 2.02%, while the 30-year yield fell to 2.53%. This is a decline of 103 basis points in the 10-year yield and a decline of 67 basis points in the 30-year yield.

Our view on interest rates proved to be incorrect and as rates fell, our mortgage positions underperformed even as other holdings in the portfolio performed well.

In order to potentially stabilize performance, we have taken a variety of steps to remove the negative duration exposure from the portfolio and return to a duration neutral position. These steps include adding duration through longer duration fixed income ETFs, purchasing Treasury securities, and adjusting the mortgage sleeve to become duration neutral. Though not in the timeframe of the Fund’s fiscal year ended July 31st, we have seen positive results from these changes in August and September.

Looking forward, we are still confident in the Fund as an investment product and believe its positioning will deliver investors solid risk-adjusted returns. Investors must remember a key tenant of fixed income investing—bonds do not mature at a premium, and this year’s duration rally is nothing more than a borrowing from future returns. In the event that interest rates rise and longer duration bonds sell off, investors may find that their fixed income portfolios can fall in value just as quickly as they can appreciate in value.

In this volatile interest rate environment, we continue to take a defensive stance relative to both credit and interest rates, and firmly believe that jumping on the long duration bandwagon is not a prudent risk-adjusted strategy. Below you will find more details surrounding the Fund’s investment outlook and portfolio positioning.

Outlook and Target Portfolio Characteristics

Directional	Defensive, positioned for a volatile interest rate environment; target duration between 1 to 3 years
Yield Curve	1 – 5 years; driven by directional, duration, sector, and yield views
Sector	Emphasize all grade yield enhancing corporate credits with strong cash positions and improving fundamentals & MBS & ABS allocations
Security Selection	Active and selective
Liquidity	Continue to focus on strong liquidity—which tends to be undervalued in uncertain markets
Volatility	1-2% annualized standard deviation

On behalf of the entire staff at Anfield Capital Management, we thank you for your continued support.

David Young, CFA

CEO & Founder

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

6845-NLD-09/13/2019

Anfield Universal Fixed Income ETF
PORTFOLIO REVIEW (Unaudited)
July 31, 2019

The Fund’s performance figures* for the period ended July 31, 2019, compared to its benchmark:

Inception *** through
July 31, 2019
Anfield Universal Fixed Income ETF - NAV	0.52%
Anfield Universal Fixed Income ETF - Market Price	0.53%
ICE BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index **	2.28%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least September 1, 2019 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 0.95% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Please review the Fund’s most recent prospectus for more detail on the expense waiver.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The ICE BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index is designed to track the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

***	As of the close of business on the day of commencement of trading on September 18, 2018.

Comparison of the Change in Value of a $10,000 Investment

Anfield Universal Fixed Income ETF
PORTFOLIO REVIEW (Unaudited) (Continued)
July 31, 2019

Portfolio Composition as of July 31, 2019:

Sectors	Percentage of Net Assets
Agency Collateral CMO	21.8%
Banks	10.5%
Airlines	6.7%
Auto Manufacturers	6.6%
Computers	6.0%
Real Estate Investment Trusts	5.2%
Pipelines	4.8%
Media	4.7%
Oil & Gas	4.4%
Telecommunications	4.3%
Other Investments	25.5%
Liabilities in excess of other assets	-0.5%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS
July 31, 2019

Shares						Fair Value

	EXCHANGE TRADED FUND - 3.1%
	DEBT FUND - 3.1%
7,650	iShares Core U.S. Aggregate Bond ETF					$851,445
	TOTAL EXCHANGE TRADED FUND (Cost $853,434)					851,445

Par Value		Coupon Rate (%)	Maturity	Spread	Rate
	BONDS & NOTES - 97.4%
	AGENCY COLLATERAL CMO - 21.8%
$455,418	Fannie Mae Interest Strip *#	4.0000	7/25/2042			80,003
1,429,033	Fannie Mae Interest Strip *	5.0000	12/25/2040			255,429
155,230	Fannie Mae Interest Strip *#	6.0000	7/25/2034			30,309
91,028	Fannie Mae Interest Strip *	6.5000	2/25/2032			19,078
285,970	Fannie Mae Interest Strip *	6.5000	12/25/2034			57,475
372,834	Fannie Mae Interest Strip *#	6.5000	9/25/2035			79,616
307,482	Fannie Mae Interest Strip *#	6.5000	11/25/2035			77,975
1,449,352	Fannie Mae Interest Strip *#	6.5000	7/25/2036			322,772
856,672	Fannie Mae REMICS *	3.5000	5/25/2043			53,419
938,425	Fannie Mae REMICS *~	3.7840	9/25/2039	Monthly US LIBOR	+6.05%	101,941
2,876,895	Fannie Mae REMICS *~	3.9840	1/25/2045	Monthly US LIBOR	+6.25%	469,098
280,734	Fannie Mae REMICS *	4.0000	3/25/2041			39,747
589,282	Fannie Mae REMICS *~	4.0340	1/25/2038	Monthly US LIBOR	+6.30%	97,592
216,616	Fannie Mae REMICS *~	4.3340	12/25/2036	Monthly US LIBOR	+6.60%	37,398
261,382	Fannie Mae REMICS *~	4.3340	7/25/2037	Monthly US LIBOR	+6.60%	37,234
846,631	Fannie Mae REMICS *~	4.4340	10/25/2035	Monthly US LIBOR	+6.70%	142,889
47,353	Fannie Mae REMICS *~	4.4340	3/25/2036	Monthly US LIBOR	+6.70%	9,101
295,290	Fannie Mae REMICS *	4.5000	2/25/2043			45,954
835,184	Fannie Mae REMICS *	4.5000	10/25/2048			126,487
843,899	Fannie Mae REMICS *	5.5000	4/25/2034			158,292
817,090	Freddie Mac REMICS *	3.5000	10/15/2039			84,435
1,064,398	Freddie Mac REMICS *~	3.6750	5/15/2034	Monthly US LIBOR	+6.00%	175,462
750,911	Freddie Mac REMICS *~	3.7250	3/15/2035	Monthly US LIBOR	+6.05%	101,687
1,547,802	Freddie Mac REMICS *	4.0000	11/15/2039			150,992
490,462	Freddie Mac REMICS *	4.0000	8/15/2043			45,695
643,336	Freddie Mac REMICS *	4.0000	3/15/2045			101,838
776,958	Freddie Mac REMICS *	4.0000	12/15/2046			124,866
1,175,236	Freddie Mac REMICS *	4.5000	7/15/2046			145,038
1,779,287	Freddie Mac REMICS *~	4.2250	3/15/2040	Monthly US LIBOR	+6.55%	323,589
234,460	Freddie Mac REMICS *~	4.3250	11/15/2036	Monthly US LIBOR	+6.65%	38,808

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 97.4% (Continued)
	AGENCY COLLATERAL CMO - 21.8% (Continued)
$598,008	Freddie Mac REMICS *	5.5000	3/15/2033			$109,703
622,177	Freddie Mac REMICS *	5.5000	7/15/2039			83,069
101,448	Freddie Mac REMICS *~	5.5750	11/15/2032	Monthly US LIBOR	+7.90%	15,356
205,380	Freddie Mac REMICS *~	6.5000	5/15/2032	Monthly US LIBOR	+6.50%	41,489
497,565	Freddie Mac Strips *	4.5000	9/15/2035			80,426
69,463	Freddie Mac Strips *	5.0000	9/15/2036			13,489
299,445	Freddie Mac Strips *	7.0000	3/15/2032			75,276
507,261	Government National Mortgage Association *	3.0000	2/20/2042			34,685
1,851,471	Government National Mortgage Association *	3.0000	12/20/2044			183,968
1,111,316	Government National Mortgage Association *	3.0000	4/20/2046			124,423
1,203,103	Government National Mortgage Association *~	3.3785	1/20/2046	Monthly US LIBOR	+5.65%	181,793
301,125	Government National Mortgage Association *	3.5000	1/20/2043			51,771
634,308	Government National Mortgage Association *	3.5000	10/20/2046			114,340
434,935	Government National Mortgage Association *	3.5000	7/20/2047			34,537
367,088	Government National Mortgage Association *~	3.7180	11/16/2040	Monthly US LIBOR	+6.05%	57,479
206,993	Government National Mortgage Association *~	3.7285	9/20/2040	Monthly US LIBOR	+6.00%	32,068
254,324	Government National Mortgage Association *~	3.8285	11/20/2043	Monthly US LIBOR	+6.10%	45,018
413,975	Government National Mortgage Association *	4.0000	10/20/2044			56,481
403,517	Government National Mortgage Association *	4.0000	6/20/2045			49,098
1,984,452	Government National Mortgage Association *	4.0000	7/20/2045			254,828
883,732	Government National Mortgage Association *	4.0000	1/20/2048			163,737
294,287	Government National Mortgage Association *~	4.1985	3/20/2038	Monthly US LIBOR	+6.47%	41,106
871,349	Government National Mortgage Association *~	4.2185	2/20/2038	Monthly US LIBOR	+6.49%	145,588
1,195,734	Government National Mortgage Association *	5.5000	9/20/2048			182,805
1,000,000	Government National Mortgage Association *	5.5000	10/20/2048			261,444
1,672,078	Government National Mortgage Association *	5.5000	10/20/2048			82,928
						6,051,124
	AGRICULTURE - 0.7%
185,000	Reynolds American, Inc.	6.8750	5/1/2020			190,813

	AIRLINES - 6.7%
226,752	America West Airlines 2001-1 Pass Through Trust	7.1000	4/2/2021			234,121
313,469	American Airlines 2013-2 Class B Pass Through Trust ^	5.6000	7/15/2020			319,347
640,000	American Airlines Group, Inc. ^	4.6250	3/1/2020			646,400
495,000	Delta Air Lines, Inc.	2.6000	12/4/2020			494,557
151,000	United Continental Holdings, Inc.	6.0000	12/1/2020			157,418
						1,851,843
	AUTO MANUFACTURERS - 6.6%
100,000	Diamler Finance North America LLC ^	1.7500	10/30/2019			99,831
300,000	Diamler Finance North America LLC ^	2.4500	5/18/2020			299,646
400,000	Fiat Chrysler Automobiles NV	4.5000	4/15/2020			405,500
200,000	Fiat Chrysler Automobiles NV	4.5000	4/15/2020			202,750
295,000	Ford Motor Credit Co. LLC	2.4590	3/27/2020			294,584
300,000	Ford Motor Credit Co. LLC	2.4250	6/12/2020			298,856
232,000	General Motors Financial Co., Inc.	3.1500	1/15/2020			232,368
						1,833,535

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 97.4% (Continued)
	BANKS - 10.5%
$500,000	Bank of New York Mellon Corp. ~#	4.9500	6/20/2020	Quarterly US LIBOR	+3.42%	$504,490
500,000	BNP Paribas SA #^	7.6250	3/20/2021	US 5YR SWAP	+6.31%	527,065
300,000	Citigroup, Inc. ~#	5.8750	3/27/2020	Quarterly US LIBOR	+4.06	304,229
150,000	CIT Group, Inc.	4.1250	3/9/2021			153,015
750,000	Credit Agricole SA ~#^	8.3750	10/13/2019	Quarterly US LIBOR	+6.98%	757,500
250,000	Goldman Sachs Group, Inc.	5.3750	3/15/2020			254,477
430,000	ING Bank NV ^	2.5000	10/1/2019			430,101
						2,930,877
	CHEMICALS - 0.7%
200,000	Solvay Finance America LLC ^	3.4000	12/3/2020			201,535

	COMMERCIAL SERVICES - 3.0%
718,000	Nielsen Finance LLC	4.5000	10/1/2020			721,500
128,000	UBM PLC ^	5.7500	11/3/2020			131,852
						853,352

	COMPUTERS - 6.0%
682,000	EMC Corp.	2.6500	6/1/2020			678,349
978,000	Leidos Holdings, Inc.	4.4500	12/1/2020			994,509
						1,672,858
	DIVERSIFIED FINANCIAL SERVICES - 3.8%
28,000	AerCap Ireland Capital DAC	4.2500	7/1/2020			28,399
200,000	AerCap Ireland Capital DAC	4.6250	10/30/2020			204,793
704,000	Ally Financial, Inc.	3.7500	11/18/2019			706,552
119,000	Ally Financial, Inc.	4.2500	4/15/2021			121,323
						1,061,067
	ELECTRIC - 1.7%
305,000	EDP Finance BV ^	4.9000	10/1/2019			306,112
160,000	Edison International	2.1250	4/15/2020			159,350
						465,462

	FOOD - 1.1%
100,000	JM Smucker Co.	2.2000	12/6/2019			99,867
200,000	Mondelez International Holdings Netherlands BV ^	1.6250	10/28/2019			199,580
						299,447
	INSURANCE - 2.2%
590,000	Metlife, Inc. ~#	5.2500	3/15/2020	Quarterly US LIBOR	+3.58%	597,744

	INVESTMENT COMPANIES - 0.1%
40,000	FS KKR Capital Corp.	4.2500	1/15/2020			40,157

	LODGING - 2.4%
656,000	MGM Resorts International	5.2500	3/31/2020			667,480

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 97.4% (Continued)
	MEDIA - 4.7%
$745,000	Cablevision Systems Corp.	8.0000	4/15/2020			$770,144
26,000	Pearson Funding Five PLC ^	3.2500	5/8/2023			26,137
500,000	Time Warner Cable LLC	4.1250	2/15/2021			508,731
						1,305,012
	MISCELLANEOUS MANUFACTURER- 0.9%
250,000	General Electric, Co. #	5.0000	1/21/2021	Quarterly US LIBOR	+3.33%	242,568
						242,568
	OIL & GAS - 4.4%
500,000	Petrobras Global Finance BV ~	5.3750	1/27/2021			520,000
200,000	Petronas Capital Ltd. ^	5.2500	8/12/2019			200,150
568,000	Unit Corp.	6.6250	5/15/2021			510,135
						1,230,285
	PACKAGING & CONTAINERS - 2.4%
465,000	Ball Corp.	4.3750	12/15/2020			474,881
200,000	Graphic Packaging International LLC	4.7500	4/15/2021			204,750
						679,631
	PHARMACEUTICALS - 1.0%
286,000	Teva Pharmaceutical Finace IV LLC	2.2500	3/18/2020			283,855

	PIPELINES - 4.8%
600,000	IFM US Colonial Pipeline 2 LLC ^	6.4500	5/1/2021			618,163
220,000	Midcontinent Express Pipeline LLC ^	6.7000	9/15/2019			222,123
500,000	Energy Transfer Operating LP	4.1500	10/1/2020			507,495
						1,347,781
	REITs (REAL ESTATE INVESTMENT TRUSTS) - 5.2%
372,000	GLP Capital LP / GLP Financing II, Inc.	4.8750	11/1/2020			379,886
250,000	GLP Capital LP / GLP Financing II, Inc.	4.3750	4/15/2021			255,740
250,000	iStar, Inc.	4.6250	9/15/2020			253,125
150,000	SBA Tower Trust ^	2.8980	10/15/2019			150,153
400,000	SBA Tower Trust ^	3.1560	10/8/2020			400,244
						1,439,148
	RETAIL - 2.2%
600,000	Penske Automotive Group, Inc.	3.7500	8/15/2020			604,500

	SOFTWARE - 0.2%
50,000	Fidelity National Information Services, Inc.	3.6250	10/15/2020			50,625

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 97.4% (Continued)
	TELECOMMUNICATIONS - 4.3%
$100,000	CenturyLink, Inc.	6.1500	9/15/2019			$100,521
550,000	Sprint Communications, Inc.	7.0000	8/15/2020			571,841
309,375	Sprint Spectrum Co. LLC ^	3.3600	9/20/2021			311,077
198,000	Telefonica Emisiones SA	5.1340	4/27/2020			201,671
						1,185,110

	TOTAL BONDS & NOTES (Cost $27,480,714)					27,085,809

	TOTAL INVESTMENTS - 100.5% (Cost $28,334,148)					$27,937,254
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%					(136,297)
	TOTAL NET ASSETS - 100.0%					$27,800,957

CMO - Collateralized Mortgage Obligation

ETF - Exchange Traded Fund

LP - Limited Partnership

PLC - Public Limited Company

LLC - Limited Liability Company

REMIC - Real Estate Mortgage Investment Conduits

*	Interest Only Securities

#	Variable Rate Security; the rate shown represents the rate as of July 31, 2019.

~	Floating Rate Security; the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

^	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. At July 31, 2019, these securities amounted to $5,847,016 or 21.03% of the Fund’s total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2019

ASSETS
Investment securities:
At cost	$28,334,148
At fair value	$27,937,254
Receivable due from Advisor	4,693
Dividends and interest receivable	385,625
Prepaid expenses and other assets	2,009
TOTAL ASSETS	28,329,581

LIABILITIES
Due to custodian	487,100
Payable to related parties	8,352
Accrued expenses and other liabilities	33,172
TOTAL LIABILITIES	528,624
NET ASSETS	$27,800,957

Composition of Net Assets:
Paid in capital	$28,367,258
Accumulated losses	(566,301)
NET ASSETS	$27,800,957

Net Asset Value Per Share:
Net Assets	$27,800,957
Shares of beneficial interest outstanding (a)	2,825,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.84

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
STATEMENT OF OPERATIONS
For the Period Ended July 31, 2019 *

INVESTMENT INCOME
Dividends	$69,867
Interest	1,111,285
TOTAL INVESTMENT INCOME	1,181,152

EXPENSES
Investment advisory fees	252,044
Administration fees	71,083
Legal fees	44,118
Audit fees	18,000
Compliance officer fees	13,003
Custodian fees	11,794
Printing and postage expenses	8,788
Transfer agent fees	8,278
Trustees fees and expenses	5,754
Insurance expense	1,748
Other expenses	4,056
TOTAL EXPENSES	438,666
Less: Fees waived by the Advisor	(118,747)
NET EXPENSES	319,919

NET INVESTMENT INCOME	861,233

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
Net realized loss from investments	(166,205)
Net change in unrealized depreciation on investments	(396,894)
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(563,099)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$298,134

*	The Anfield Universal Fixed Income ETF commenced operations on September 17, 2018.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
July 31, 2019 *
FROM OPERATIONS
Net investment income	$861,233
Net realized loss from investments	(166,205)
Net change in unrealized depreciation on investments	(396,894)
Net increase in net assets resulting from operations	298,134

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid	(876,942)
Net decrease in net assets from distribution to shareholders	(876,942)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	56,396,736
Payments for shares redeemed	(28,016,971)
Net increase in net assets from shares of beneficial interest	28,379,765

TOTAL INCREASE IN NET ASSETS	27,800,957

NET ASSETS
Beginning of the period	—
End of the period	$27,800,957

SHARE ACTIVITY
Shares Sold	5,625,000
Shares Redeemed	(2,800,000)
Net increase in shares of beneficial interest outstanding	2,825,000

*	The Anfield Universal Fixed Income ETF commenced operations on September 17, 2018.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

For the
Period Ended
July 31, 2019 *

Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (a)	0.22
Net realized and unrealized loss on investments	(0.17)
Total from investment operations	0.05
Less distributions from:
Net investment income	(0.20)
Net realized gains	(0.01)
Total distributions	(0.21)
Net asset value, end of period	$9.84
Market price, end of period	$9.88
Total return (b)(c)(d)(e)	0.52%
Market price total return (b)(c)(d)	0.53%
Net assets, at end of period (000)s	$27,801
Ratio of gross expenses to average net assets (f)(g)	1.30%
Ratio of net expenses to average net assets (f)	0.95%
Ratio of net investment income to average net assets (f)(h)	2.56%
Portfolio Turnover Rate (d)	330%

*	The Anfield Universal Fixed Income ETF commenced operations on September 17, 2018.

(a)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns

(d)	Not annualized.

(e)	Represents total return based on net asset values per share from commencement of investment operations on September 17, 2018 through July 31, 2019. Total return based on net asset value per share, as of the close of business on the day of commencement of trading on the BATS on September 18, 2018 through July 31, 2019 was 0.52%.

(f)	Annualized.

(g)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(h)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS
July 31, 2019

1.	ORGANIZATION

The Anfield Universal Fixed Income ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on September 17, 2018. The Fund’s investment objective is to seek current income. The Fund is an actively managed ETF that normally invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of fixed income instruments.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board’s (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm, as needed, to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2019

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value team. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds –The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Exchange Traded Fund – The Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2019

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2019, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$851,445	$—	$—	$851,445
Bonds & Notes	—	27,085,809	—	27,085,809
Total	$851,445	$27,085,809	$—	$27,937,254

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Due from broker, if any, balance is comprised of margin balance held at the broker.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s July 31, 2019 year-end tax return. The Fund identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2019

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended July 31, 2019, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Fund amounted to $47,913,220 and $71,242,288. For the period ended July 31, 2019, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $55,195,410 and $10,481,065.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Fund, including: selecting the overall investment strategies; monitoring and evaluating Sub-Adviser (as defined below) performance; and providing related administrative services and facilities. Anfield Group, LLC (“Anfield Group”), which is wholly owned by the David Young and Sandra G. Glain Family Trust, wholly owns the Adviser. As compensation for its services, the Fund pays to the Adviser an advisory fee (computed daily and paid monthly) at an annual rate of 0.75% of its average daily net assets. For the period from the Fund’s inception on September 17, 2018 through July 31, 2019, the Fund incurred Advisory Fees of $252,044.

The Adviser has engaged Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”) to serve as Sub-Adviser to the Fund. Anfield Group owns a 92% majority interest in Anfield. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser, with respect to the portion of the Fund’s assets allocated to the Sub-Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund, which are computed and accrued daily and paid monthly and does not impact the financial statements of the Fund.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least September 1, 2019 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 0.95% of average daily net assets. This Agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. No reimbursement amount will be paid to the Adviser in any fiscal quarter unless the Board has determined in advance that a reimbursement is in the best interest of the Fund and its shareholders.

As of the Fund’s period ended, July 31, 2019, fee waivers subject to recoupment by the Adviser are $118,747; expiring in the fiscal year ended July 31, 2022.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors (“NLD” or “the distributor”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2019

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for servicing in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and BluGiant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

	Minimum Additional	Maximum Additional
Fee for In-Kind and	Variable Charge for	Variable Charge for
Cash Purchases	Cash Purchases*	Cash Purchases*
$150	20 bps	200 bps

*	As a percentage of the amount invested.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2019

6.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investments which include, but are not limited to active trading risk, authorized participant concentration risk, bank loan risk, common stock risk, convertible securities risk, counterparty credit risk, credit risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risks, ETF structure risks, fixed income risk, fluctuation of net asset value risk, foreign (non-U.S.) investment risk, futures contract risk, gap risk, hedging transactions risk, high yield risk, index risk, issuer-specific risk, investment companies and exchange-traded funds risk, leveraging risk, liquidity risk, management risk, market risk, market events risk, MLP risk, mortgage-backed and asset -backed securities risk, new fund risk, prepayment and extension risk, regulatory risk, securities lending risk, swap risk, U.S. government risk, valuation risk and variable or floating rate securities risk.

Convertible Securities Risk - The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

ETF Structure Risks - The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

-	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

-	The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price.

-	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2019

-	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities or durations will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Mortgage-Backed and Asset-Backed Securities Risk - The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.

LIBOR Risk - The Fund may invest in securities and other instruments whose interest payments are determined by references to the London Interbank Offered Rate (“LIBOR”). According to various reports, certain financial institutions, commencing as early as 2005 and throughout the global financial crisis, routinely made artificially low submissions in the LIBOR setting process. Since the LIBOR scandal came to light, several financial institutions have been fined significant amounts by various financial regulators in connection with allegations of manipulation of LIBOR rates. Other financial institutions in various countries are being investigated for similar actions. These developments may have adversely affected the interest rates on securities whose interest payments were determined by reference to LIBOR. Any future similar developments could, in turn, reduce the value of such securities owned by the Fund.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $28,330,605 for the Fund, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$335,926
Gross unrealized depreciation:	$(729,277)
Net unrealized depreciation:	$(393,351)

The tax character of Fund distributions paid for the fiscal period ended July 31, 2019 was as follows:

Fiscal Period Ended
July 31, 2019
Ordinary Income	$876,942
Long-Term Capital Gain	—
Return of Capital	—
$876,942

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2019

As of July 31, 2019, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$14,997	$—	$(187,947)	$—	$—	$(393,351)	$(566,301)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $187,947.

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain/(loss) on in-kind redemptions and the tax treatment of non-deductible expenses resulted in reclassification for the period ended July 31, 2019 as follows:

Paid In	Accumulated
Capital	Earnings (Losses)
$(12,507)	$12,507

8.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. These amendments have been adopted with these financial statements.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adopted with these financial statements.

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2019

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following.

On September 12, 2019, the Trust’s Board of Trustees approved an amendment to the Expense Limitation Agreement (the “Agreement”) between Regents Park Funds, LLC (the “Adviser”) and the Trust, on behalf of the Fund, under which the Adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least December 1, 2020 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.30% of average daily net assets. The Agreement is effective as of September 1, 2019.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Two Roads Shared Trust

and the Shareholders of Anfield Universal Fixed Income ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Anfield Universal Fixed Income ETF (the Fund) as of July 31, 2019, the related statements of operations, changes in net assets, and financial highlights for the period from September 17, 2018 (commencement of operations) through July 31, 2019, including the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, the results of its operations, the changes in its net assets, and financial highlights for the period from September 17, 2018 (commencement of operations) through July 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of July 31, 2019, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Regents Park Funds, LLC (or affiliated advisers) advised investment companies since 2013.

Denver, Colorado

September 30, 2019

Anfield Universal Fixed Income ETF
EXPENSE EXAMPLES (Unaudited)
July 31, 2019

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2019 to July 31, 2019 (the ’‘period’’).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	2/1/19	7/31/19	2/1/19-7/31/19*	2/1/19-7/31/19
	$1,000.00	$997.40	$4.70	0.95%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	2/1/19	7/31/19	2/1/19-7/31/19*	2/1/19-7/31/19
	$1,000.00	$1,020.08	$4.76	0.95%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

ANFIELD UNIVERSAL FIXED INCOME ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2019

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

Independent Trustees *

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008)	4	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Forethought Variable Insurance Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); Altegris KKR Commitments Master Fund (since 2014); and OFI Carlyle Private Credit Fund (since March 2018)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011)	4	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Managing Member, Kaufman & Associates, LLC (legal services)(Since 2016); Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (legal services)(2010-2016)	4	Altegris KKR Commitments Master Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Dean (since 2019) Chicago Kent Law School; Interim Vice Chancellor for Academic Affairs (2018-2019) University of Washington Bothell; Interim Dean (2017- 2018), Professor (since 2016), Associate Professor (2014-2016); and Assistant Professor (2010-2014), University of Washington School of Law	4	Altegris KKR Commitments Master Fund (since 2014); Centerstone Investors Trust (since 2016)

*	Information is as of August 1, 2019.

**	As of August 1, 2019, the Trust was comprised of 19 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that are (i) advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds of the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not hold itself out as related to any other series of the Trust, except for the Anfield Universal Fixed Income Fund, which is advised by Anfield, the Affinity World Leaders Equity ETF, which is advised by the Fund’s Adviser, and the Anfield Capital Diversified Alternatives Fund, which is advised by the Fund’s Adviser and sub-advised by Anfield.

7/31/19 – Two Roads v1

ANFIELD UNIVERSAL FIXED INCOME ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2019

Officers of the Trust*

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	President Since Feb. 2017 Treasurer (2012 to 2017)	Senior Vice President (2012- present); Vice President (2004 to 2012); Gemini Fund Services, LLC	N/A	N/A
Laura Szalyga 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1978	Treasurer Since Feb. 2017	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014)	N/A	N/A
Richard A. Malinowski 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1983	Vice President Since Sep. 2018 Secretary Since 2013	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President (2012 – 2016), Gemini Fund Services, LLC	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present)	N/A	N/A

*	Information is as of August 1, 2019.

**	As of August 1, 2019, the Trust was comprised of 19 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that are (i) advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds of the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not hold itself out as related to any other series of the Trust, except for the Anfield Universal Fixed Income Fund, which is advised by Anfield, the Affinity World Leaders Equity ETF, which is advised by the Fund’s Adviser, and the Anfield Capital Diversified Alternatives Fund, which is advised by the Fund’s Adviser and sub-advised by Anfield.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-866-4848.

7/31/19 – Two Roads v1

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT). Form N-Q and Form N-PORT are available on the SEC’s website at http://www.sec.gov. The information on Form N-Q and Form N-PORT are available without charge, upon request, by calling 1-866-866-4848.

Adviser
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein may be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such offering is made only by prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s board of trustees has determined that Mark Gersten is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Gersten is independent for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

Trust Series	2019
Anfield Universal Fixed Income ETF	$16,500

(b)	Audit-Related Fees – None
(c)	Tax Fees

Trust Series	2019
Anfield Universal Fixed Income ETF	$3,250

(d)	All Other Fees – None
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman, subject to ratification by the audit committee, approves, on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended July 31, 2019 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.
(h)	Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. – Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in this annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Fund is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Fund is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable. Fund is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective (17 CFR § 270.30a.3(c)), as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) (17 CFR § 270.30a-3(b)) under the Securities Exchange Act of 1934 (17 CFR § 240.30a-15(b) or § 240.15d-15(b)), as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. Disclosure of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

ITEM 13. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/ James Colantino
Principal Executive Officer/President,
Date: October 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
Principal Executive Officer/President,
Date: October 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Principal Financial Officer/Treasurer
Date: October 9, 2019